Commitments and Contingencies (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecorded Unconditional Purchase Obligation [Line Items]
Total contractual obligation	$ 363,415
Contractual obligations, Less than one year	331,177
Contractual obligations, one to three years	32,238
Contractual obligations, three to five years	0
Contractual obligations, More than five years	0
Provision for legal settlement	32,000	$ 0	$ 0
Finished Goods [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total contractual obligation	57,938
Contractual obligations, Less than one year	33,314
Contractual obligations, one to three years	24,624
Contractual obligations, three to five years	0
Contractual obligations, More than five years	0
Raw Materials [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total contractual obligation	305,477
Contractual obligations, Less than one year	297,863
Contractual obligations, one to three years	7,614
Contractual obligations, three to five years	0
Contractual obligations, More than five years	$ 0